LIBERTY LARGE COMPANY INDEX FUND
                        LIBERTY SMALL COMPANY INDEX FUND
                        LIBERTY U.S. TREASURY INDEX FUND

                            Supplement to Prospectus
                          For Class A, B and C Shares
                            Dated November 25, 2002

         The existing table under the heading Class A Sales Charges in the section YOUR ACCOUNT applies only to the Liberty U.S. Treasury Index Fund. The following table, which applies to the Liberty Large Company Index Fund and the Liberty Small Company Index Fund, is added prior to the existing table:

Class A Sales Charges -
Liberty Large Company Index Fund & Liberty Small Company Index Fund


                                                                                % of offering
                                            As a % of                               price
                                            the public            As a %         retained by
                                             offering             of your         financial
Amount invested                                price            investment         advisor

Less than $50,000                              5.75               6.10              5.00
$50,000 to less than $100,000                  4.50               4.71              3.75
$100,000 to less than $250,000                 3.50               3.63              2.75
$250,000 to less than $500,000                 2.50               2.56              2.00
$500,000 to less than $1,000,000               2.00               2.04              1.75
$1,000,000 or more                             0.00               0.00              0.00



         Below the table under the headings Purchases of less than $250,000 - Class B Sales Charges in the section YOUR ACCOUNT, the first paragraph is revised to read as follows:

Commission to financial advisors on purchases of the Liberty U.S. Treasury Index Fund is 4.00%. Commission to financial advisors on purchases of the Liberty Large Company Index Fund and the Liberty Small Company Index Fund is 5.00%.



                                                               February 25, 2003